Staff costs	12 Months Ended
Dec. 31, 2023
Staff Costs
Staff costs

5	Staff costs

Staff costs (including Directors) comprise:

	2023 £’000	2022 £’000	2021 £’000
Wages and salaries	1,708	2,033	1,354
Defined contribution pension cost (note 23)	86	98	71
Social security contributions and similar taxes	233	269	152
Share-based payment charge	28	123	89
	2,055	2,523	1,666

Employee numbers

The average number of staff employed by the Group during the financial year amounted to:

	2023	2022	2021
Research and development	16	22	15
General and administration	5	5	5
	21	27	20

Key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including the Directors of the Company, including the Chief Executive Officer and Chief Scientific Officer.

	2023 £’000	2022 £’000	2021 £’000
Short term employee benefits	677	668	658
Post-employment benefits	21	21	27
Share-based payment	22	53	61
	720	742	746

During the year no Directors (2022: 0; 2012: 1) participated in a defined contribution pension scheme. Pension contributions in the above note include those of the Chief Scientific Officer.

Emoluments disclosed above include the following amounts in respect of the highest paid Director.

	2023 £’000	2022 £’000	2021 £’000
Short term employee benefits	252	238	223
Post-employment benefits	–	–	11
	252	238	234

None of the Directors have exercised share options during the year (2022: nil, 2021: nil).